Business combinations and other significant transactions - Balance sheet values of the divestments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Sep. 03, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations and other significant transactions
Cash and cash equivalents	€ 153		€ 25	€ 70
Other current assets	802
Current assets	955
Property, plant and equipment	2,157
Deferred tax assets	413
Other non-current assets	125
Non-current assets	2,695		€ 153	€ 8,618
TOTAL ASSETS	3,650
Current financial liabilities	10
Other current liabilities	816
Current liabilities	826
Non-current financial liabilities	42
Other non-current liabilities	1,451
Non-current liabilities	1,493
TOTAL LIABILITIES	2,319
Equity attributable to Eni	1,331
TOTAL EQUITY	1,331
TOTAL LIABILITIES AND EQUITY	3,650
Exploration & Production | Ithaca Energy Plc
Business combinations and other significant transactions
Cash and cash equivalents	103
Other current assets	89
Current assets	192
Property, plant and equipment	1,333
Deferred tax assets	327
Other non-current assets	44
Non-current assets	1,704
TOTAL ASSETS	1,896
Other current liabilities	292
Current liabilities	292
Non-current financial liabilities	36
Other non-current liabilities	898
Non-current liabilities	934
TOTAL LIABILITIES	1,226
Equity attributable to Eni	670
TOTAL EQUITY	670
TOTAL LIABILITIES AND EQUITY	1,896
Exploration & Production | Nigerian Agip Oil Company Ltd.
Business combinations and other significant transactions
Cash and cash equivalents	38
Other current assets	675
Current assets	713
Property, plant and equipment	806
Deferred tax assets	86
Other non-current assets	76
Non-current assets	968
TOTAL ASSETS	1,681
Current financial liabilities	10
Other current liabilities	509
Current liabilities	519
Non-current financial liabilities	6
Other non-current liabilities	548
Non-current liabilities	554
TOTAL LIABILITIES	1,073
Equity attributable to Eni	608
TOTAL EQUITY	608
TOTAL LIABILITIES AND EQUITY	1,681
Refining | Eni Ecuador SA
Business combinations and other significant transactions
Cash and cash equivalents	12	€ 12
Other current assets	38
Current assets	50
Property, plant and equipment	18
Other non-current assets	5
Non-current assets	23
TOTAL ASSETS	73
Other current liabilities	15
Current liabilities	15
Other non-current liabilities	5
Non-current liabilities	5
TOTAL LIABILITIES	20
Equity attributable to Eni	53
TOTAL EQUITY	53
TOTAL LIABILITIES AND EQUITY	€ 73